Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
Entity Central Index Key	0000758003
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000005558
Shareholder Report [Line Items]
Fund Name	Tax-Free High Yield Fund
Class Name	Investor Class
Trading Symbol	PRFHX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Investor Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 3,206,197,000
Holdings Count | Holding	986
InvestmentCompanyPortfolioTurnover	11.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,206,197
Number of Portfolio Holdings	986

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Puerto Rico	10.9%
California	8.0
Texas	6.5
Florida	5.9
Wisconsin	5.1
Pennsylvania	4.9
Maryland	4.6
Ohio	4.5
Illinois	4.3
Other	45.3

Industry Allocation (as a % of Net Assets)

Health Care	21.5%
Transportation	12.1
Education	8.9
Special Tax	8.6
Housing	7.8
Industrial & Pollution Control	7.3
General Obligations - State	4.4
Water & Sewer	2.6
General Obligations - Local	2.6
Other	24.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000117193
Shareholder Report [Line Items]
Fund Name	Tax-Free High Yield Fund
Class Name	Advisor Class
Trading Symbol	PATFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Advisor Class	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 3,206,197,000
Holdings Count | Holding	986
InvestmentCompanyPortfolioTurnover	11.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,206,197
Number of Portfolio Holdings	986

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Puerto Rico	10.9%
California	8.0
Texas	6.5
Florida	5.9
Wisconsin	5.1
Pennsylvania	4.9
Maryland	4.6
Ohio	4.5
Illinois	4.3
Other	45.3

Industry Allocation (as a % of Net Assets)

Health Care	21.5%
Transportation	12.1
Education	8.9
Special Tax	8.6
Housing	7.8
Industrial & Pollution Control	7.3
General Obligations - State	4.4
Water & Sewer	2.6
General Obligations - Local	2.6
Other	24.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177208
Shareholder Report [Line Items]
Fund Name	Tax-Free High Yield Fund
Class Name	I Class
Trading Symbol	PTYIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - I Class	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 3,206,197,000
Holdings Count | Holding	986
InvestmentCompanyPortfolioTurnover	11.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,206,197
Number of Portfolio Holdings	986

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Puerto Rico	10.9%
California	8.0
Texas	6.5
Florida	5.9
Wisconsin	5.1
Pennsylvania	4.9
Maryland	4.6
Ohio	4.5
Illinois	4.3
Other	45.3

Industry Allocation (as a % of Net Assets)

Health Care	21.5%
Transportation	12.1
Education	8.9
Special Tax	8.6
Housing	7.8
Industrial & Pollution Control	7.3
General Obligations - State	4.4
Water & Sewer	2.6
General Obligations - Local	2.6
Other	24.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless